Leases - Summary of Right-of-Use Assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation		₩ (538,995)		₩ (536,517)
Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		3,363,743		3,711,125
Increase		132,495		261,862
Depreciation		(538,995)		(536,517)
Decrease		(2,252)		(2,613)
Others		91,405		(70,114)
Ending balance		3,046,396		3,363,743
Right-of-use assets | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		6,041,794
Ending balance		6,031,076		6,041,794
Right-of-use assets | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(2,678,051)
Ending balance		(2,984,680)		(2,678,051)
Land
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		655,860		661,799
Increase		12,369		2,696
Depreciation		(65,245)		(57,461)
Decrease		(117)		(126)
Others		74,735		48,952
Ending balance		677,602		655,860
Land | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		937,481
Ending balance		1,017,114		937,481
Land | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(281,621)
Ending balance		(339,512)		(281,621)
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		90,573		74,856
Increase		61,397		24,622
Depreciation		(48,371)		(32,591)
Decrease		(399)		(904)
Others		2,641		24,590
Ending balance		105,841		90,573
Buildings | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		188,017
Ending balance		214,258		188,017
Buildings | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(97,444)
Ending balance		(108,417)		(97,444)
Structures
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		37,356		23,965
Increase		4,115		49
Depreciation		(4,595)		(2,471)
Decrease		0		(273)
Others		3,983		16,086
Ending balance		40,859		37,356
Structures | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		46,573
Ending balance		52,983		46,573
Structures | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(9,217)
Ending balance		(12,124)		(9,217)
Machinery
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		5,943		835
Increase		26,200		0
Depreciation		(7,083)		(94)
Decrease		0		0
Others		2,000		5,202
Ending balance		27,060		5,943
Machinery | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		26,453
Ending balance		54,654		26,453
Machinery | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(20,510)
Ending balance		(27,594)		(20,510)
Ships
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		2,313,305		2,596,863
Increase		0		199,538
Depreciation		(363,032)		(382,298)
Decrease		(1,656)		0
Others		(17,524)		(100,798)
Ending balance		1,931,093		2,313,305
Ships | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		4,137,168
Ending balance		3,946,265		4,137,168
Ships | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(1,823,863)
Ending balance		(2,015,172)		(1,823,863)
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		25,491		14,716
Increase		11,042		21,097
Depreciation		(14,167)		(10,464)
Decrease		(77)		(1,008)
Others		(1,369)		1,150
Ending balance		20,920		25,491
Vehicles | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		59,208
Ending balance		59,402		59,208
Vehicles | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(33,717)
Ending balance		(38,482)		(33,717)
Others
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		235,215	[1]	338,091
Increase		17,372		13,860
Depreciation		(36,502)		(51,138)
Decrease		(3)		(302)
Others		26,939		(65,296)
Ending balance	[1]	243,021		235,215
Others | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	[1]	646,894
Ending balance	[1]	686,400		646,894
Others | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	[1]	(411,679)
Ending balance	[1]	₩ (443,379)		₩ (411,679)

[1]	Including a power purchase agreement (“PPA”) with CGN Yulchon Generation Co., Ltd.